UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Candlewood Capital Management, LLC

Address:  47 Hulfish Street
          Suite 210
          Princeton, New Jersey 08542


13F File Number: 028-10028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jill Peer Weiner
Title:  Operations Analyst
Phone:  (609) 688-3515


Signature, Place and Date of Signing:

/s/ Jill Peer Weiner              Princeton, NJ              November 10, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: $68,455
                                         (thousands)


List of Other Included Managers:

NONE

                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2005


COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8

                               TITLE                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP     (X$1000)  PRN AMT  PRN  CALL  DISCRETION   MGRS    SOLE      SHARED   NONE
--------------                 --------         -----     --------  -------  ---  ----  ----------   ----    ----      ------   ----
ALPHA NATURAL RESOURCES INC    COM              02076X102    2,779   92,500  SH          SOLE        NONE     92,500    0       0
AMERICREDIT CORP               COM              03060R101    1,757   73,599  SH          SOLE        NONE     73,599    0       0
BARRETT BILL CORP              COM              06846N104      806   21,900  SH          SOLE        NONE     21,900    0       0
CHESAPEAKE ENERGY CORP         COM              165167107    2,161   56,500  SH          SOLE        NONE     56,500    0       0
CLEAN HARBORS INC              COM              184496107    3,874  114,100  SH          SOLE        NONE    114,100    0       0
COACH INC                      COM              189754104    3,033   96,700  SH          SOLE        NONE     96,700    0       0
COMPUDYNE CORP                 COM PAR $0.75    204795306    1,295  223,200  SH          SOLE        NONE    223,200    0       0
CRUCELL N V                    SPONSORED ADR    228769105    2,004   74,750  SH          SOLE        NONE     74,750    0       0
DEPOMED INC                    COM              249908104    1,667  257,300  SH          SOLE        NONE    257,300    0       0
FORDING CDN COAL TR            TR UNIT          345425102    2,935   68,950  SH          SOLE        NONE     68,950    0       0
SCHEIN HENRY INC               COM              806407102    2,148   50,400  SH          SOLE        NONE     50,400    0       0
HOVNANIAN K ENTERPRISES INC    CL A             442487203    2,450   47,850  SH          SOLE        NONE     47,850    0       0
IMAX CORP                      COM              45245E109    1,605  153,900  SH          SOLE        NONE    153,900    0       0
INTUITIVE SURGICAL INC         COM NEW          46120E602    1,736   23,684  SH          SOLE        NONE     23,684    0       0
KB HOME                        COM              48666K109    2,467   33,700  SH          SOLE        NONE     33,700    0       0
LEXAR MEDIA INC                COM              52886P104      526   82,400  SH          SOLE        NONE     82,400    0       0
LIONS GATE ENTMT CORP          COM NEW          535919203    1,956  205,050  SH          SOLE        NONE    205,050    0       0
MESABI TR                      CTF BEN INT      590672101      455   23,400  SH          SOLE        NONE     23,400    0       0
NATIONAL LAMPOON INC NEW       COM              636637100      371  127,600  SH          SOLE        NONE    127,600    0       0
NUVELO INC                     COM NEW          67072M301    1,239  129,100  SH          SOLE        NONE    129,100    0       0
OCCULOGIX INC                  COM              67461T107    2,187  342,250  SH          SOLE        NONE    342,250    0       0
OREGON STL MLS INC             COM              686079104    1,632   58,500  SH          SOLE        NONE     58,500    0       0
ORTHOLOGIC CORP                COM              68750J107      683  178,356  SH          SOLE        NONE    178,356    0       0
PAXAR CORP                     COM              704227107    4,920  292,000  SH          SOLE        NONE    292,000    0       0
PHELPS DODGE CORP              COM              717265102    1,117    8,600  SH          SOLE        NONE      8,600    0       0
POGO PRODUCING CO              COM              730448107      807   13,700  SH          SOLE        NONE     13,700    0       0
ROCKWELL AUTOMATION INC        COM              773903109    3,211   60,700  SH          SOLE        NONE     60,700    0       0
SAN JUAN BASIN RLTY TR         UNIT BEN INT     798241105    2,552   52,300  SH          SOLE        NONE     52,300    0       0
SUPERCONDUCTOR TECHNOLOGIES    COM              867931107      367  633,500  SH          SOLE        NONE    633,500    0       0
TOLL BROTHERS INC              COM              889478103    2,613   58,500  SH          SOLE        NONE     58,500    0       0
UCBH HOLDINGS INC              COM              90262T308    1,221   66,600  SH          SOLE        NONE     66,600    0       0
VALERO ENERGY CORP NEW         COM              91913Y100    2,323   20,550  SH          SOLE        NONE     20,550    0       0
WALTER INDS INC                COM NEW          93317Q105    4,188   85,600  SH          SOLE        NONE     85,600    0       0
WCI CMNTYS INC                 COM              92923C104    1,007   35,500  SH          SOLE        NONE     35,500    0       0
WHEELING PITTSBURGH CORP       COM NEW          963142302    2,361  141,111  SH          SOLE        NONE    141,111    0       0


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